INCOME TAX - Components of income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [abstract]
Current period income tax	$ 998,582	$ 1,017,411	$ 822,758
Income tax surcharge	40,793	27,627	15,625
Prior years adjustments	(12,630)	(20,491)	(35,553)
Subtotal current period taxes	1,026,745	1,024,547	802,830
Adjustment due to settlement of uncertain tax positions form prior years	(3,535)	(772)	(6,802)
Deferred taxes current period	(86,336)	286,824	1,467,519
Deferred taxes - Prior years adjustments	9,553	(165)	7,857
Subtotal deferred taxes	(76,783)	286,659	1,475,376
Total income tax	$ 946,427	$ 1,310,434	$ 2,271,404